Derivative Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Nov. 28, 2022	Jun. 30, 2024	Mar. 11, 2024	Jan. 25, 2024
Derivative Liabilities [Line Items]
Purchase shares				7,994,181
Warrant term		66 months	66 months	66 months
Percentage of gross revenues	2.30%
Revenue sharing payment percentage		2.30%
Derivative liability (in Dollars)		$ 922
Additional Warrants [Member]
Derivative Liabilities [Line Items]
Warrant term	5 years
Series A Warrants [Member]
Derivative Liabilities [Line Items]
Purchase shares			13,373,177	3,380,586
Derivative liability (in Dollars)		$ 5,484
Number of warrants exercisable		13,373,208
Exercise price (in Dollars per share)		$ 0.68	$ 0.68	$ 2.69
Common Stock [Member]
Derivative Liabilities [Line Items]
Purchase shares	403,504
Private Placement [Member] | Series A Warrants [Member]
Derivative Liabilities [Line Items]
Purchase shares		3,380,586
Private Placement [Member] | Common Stock [Member]
Derivative Liabilities [Line Items]
Purchase shares		2.69